Financial Information for Parent Issuer, Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Comprehensive Income Disclosures) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	$ 113	$ 78	$ 299	$ 342	$ (539)	$ 16	$ 521
Less: Comprehensive income attributable to noncontrolling interests	(2)	(1)	(5)	(9)	(13)	(15)	(13)
Comprehensive income attributable to Willis Group Holdings	111	77	294	333	(552)	1	508
Willis Group Holdings — the Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	111	77	294	333	(552)	1	508
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	111	77	294	333	(552)	1	508
The Guarantors
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	118	94	318	354	(486)	(24)	501
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	118	94	318	354	(486)	(24)	501
Other
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	80	79	143	430	(213)	(50)	1,375
Less: Comprehensive income attributable to noncontrolling interests	(2)	(1)	(5)	(9)	(13)	(15)	(13)
Comprehensive income attributable to Willis Group Holdings	78	78	138	421	(226)	(65)	1,362
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	(212)	(184)	(510)	(814)	975	206	(1,881)
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	(212)	(184)	(510)	(814)	975	206	(1,881)
Consolidating adjustments
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	(196)	(172)	(456)	(775)	712	89	(1,863)
Less: Comprehensive income attributable to noncontrolling interests	0	0	0	0
Comprehensive income attributable to Willis Group Holdings	$ (196)	$ (172)	$ (456)	$ (775)	$ 712	$ 89	$ (1,863)